Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 security	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Credit-related net investment impairment losses		$ 0.6	$ 1.3
Number of pooled trust preferred securities	5
Annual prepayment rate	1.00%	1.00%
Annual prepayments maturity	100.00%	100.00%
Additional basis points	150.00%	150.00%
Carrying value of securities pledged	278	228
Minimum [Member]
Schedule of Investments [Line Items]
Equity ownership positions in the community bank holding companies	2.00%
Maximum [Member]
Schedule of Investments [Line Items]
Equity ownership positions in the community bank holding companies	5.00%
Regional community bank stocks, percent of average trading volumes	0.10%
Pooled Bank Trust Preferred Securities [Member]
Schedule of Investments [Line Items]
Credit-related net investment impairment losses		0.6	0.4
Remaining book value	3.2	3.5	3.4
Pooled trust preferred securities, estimated fair value	3.7
Equity Securities [Member]
Schedule of Investments [Line Items]
Credit-related net investment impairment losses			0.9
Remaining book value			$ 3.9